Fair Value Measurement - Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	$ 358,499	$ 346,294
Equity securities	1,191	1,070
Assets	0	0
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	358,499	346,294
Equity securities	1,191	1,070
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Swap asset	8,918	2,837
Swap liability	8,918	2,837
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	19,601	30,685
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	206,034	172,071
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Mortgage-backed Securities in Government Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	132,864	143,538
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 1	$ 1,803